UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Worldwide Growth Fund, Inc.
January 31, 2008 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Consumer Discretionary--22.8%
Christian Dior	280,000	31,034,923
L'Oreal, ADR	1,275,000	31,275,750
LVMH Moet Hennessy Louis Vuitton	102,175	10,519,427
McDonald's	217,800	11,663,190
McGraw-Hill	285,000	12,186,600
News, Cl. A	696,400	13,161,960
Pearson	300,944	4,165,254
Procter & Gamble	330,000	21,763,500
Walgreen	518,000	18,186,980
		153,957,584
Consumer Staples--22.9%
Altria Group	552,500	41,890,550
Coca-Cola	403,100	23,851,427
Diageo, ADR	165,000	13,317,150
Groupe Danone, ADR	1,725,000	27,738,000
Nestle, ADR	287,000	32,043,550
PepsiCo	220,675	15,047,828
		153,888,505
Energy--19.0%
Chevron	310,800	26,262,600
ConocoPhillips	26,000	2,088,320
Exxon Mobil	555,008	47,952,691
Halliburton	50,000	1,658,500
Norsk Hydro, ADR	522,000	6,123,060
StatoilHydro ASA, ADR	450,068	11,823,286
Total, ADR	434,516	31,624,074
		127,532,531
Financial--10.9%
American Express	40,850	2,014,722
Ameriprise Financial	45,970	2,542,601
Assicurazioni Generali	263,890	11,272,522
Citigroup	325,284	9,179,515
Deutsche Bank	85,300	9,608,192
Eurazeo	66,352	7,049,946
HSBC Holdings, ADR	135,000	10,149,300
JPMorgan Chase & Co.	154,100	7,327,455
UBS	200,000	8,270,460
Zurich Financial Services	20,500	5,837,034
		73,251,747
Health Care--9.3%
Abbott Laboratories	200,300	11,276,890
Johnson & Johnson	203,525	12,874,992
Novartis, ADR	78,000	3,947,580
Roche Holding, ADR	382,000	34,578,640
		62,678,102
Industrial--5.9%
ABB, ADR	125,000	3,125,000
Emerson Electric	184,200	9,364,728
General Electric	556,072	19,690,510
United Technologies	100,000	7,341,000
		39,521,238
Information Technology--4.2%
Intel	810,941	17,191,950

Microsoft	290,000	9,454,000
Texas Instruments	60,000	1,855,800
		28,501,750
Materials--4.3%
Air Liquide, ADR	948,236	26,218,725
Yara International, ADR	52,400	2,472,232
		28,690,957
Total Common Stocks
(cost $348,338,399)		668,022,414

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,211,000)	3,211,000 [a]	3,211,000

Total Investments (cost $351,549,399)	99.8%	671,233,414
Cash and Receivables (Net)	.2%	1,543,157
Net Assets	100.0%	672,776,571

ADR - American Depository Receipts
a Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)